INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Roll forward of investment in associates (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Balance at the beginning of the year	$ 985,497
Total other comprehensive income	(229,311)	$ 701,730	$ (209,751)
Year-end balance	1,029,243	985,497
Associates [member]
Disclosure of associates [line items]
Balance at the beginning of the year	985,497	975,032	925,823
Change in accounting policy			(3,691)
Acquisitions		2,789
Participation in the profit or loss of the period	222,825	231,693	195,991
Total other comprehensive income	13,059	(9,061)	22,400
Dividends received	(221,076)	(192,602)	(171,899)
Capitalization reductions	5,333
Sale of investments		(5,125)
Entity Liquidation		(4,956)
Allowance for Impairment		(225)
Reclassification	(57)
Exchange difference	23,662	(12,048)	6,408
Year-end balance	$ 1,029,243	$ 985,497	$ 975,032